Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of period	$ 683	$ 352
Additional obligations incurred	3,689	288
Accretion expense	74	43
Balance at end of period	$ 4,446	$ 683